15. Commitments and contingencies	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Note 15. Commitments and contingencies

As at June 30, 2016, the Company had the following commitments:

	Total	Less than 1 year	1 - 2 years	Thereafter
Lease commitments	$201	$125	$76	$-

Under the terms of the Amended Sandstorm Agreement, the Company may be subject to a contingent liability if certain events occur (Note 8).